Related Parties	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
RELATED PARTIES

11. RELATED PARTIES

1) Nature of relationships with related parties

Name	Relationship with the Company
Yucheng Hu	Chairman of the Board of Directors and a shareholder of the Company
Quleduo	Over which the Company owned 25% equity interest

2) Transactions with related parties

For the year ended December 31, 2024, the Company made loans of $850,000 to Quleduo. Among the loans of $850,000, $300,000 of the loans bore interest rate of 8% per annum and remaining $550,000 of the loans were interest free. The loans were repayable in 12 months from the lending. The loans were made to support the operating activities of the equity investee.

For the year ended December 31, 2025, the Company collected repayment of $111,900 from Quleduo. For the years ended December 31, 2025 and 2024, the Company recognized interest income of $17,100 and $16,000, respectively.

3) Balances with related parties

As of December 31, 2025 and 2024, the Company had balances due from below related parties:

	December 31, 2025	December 31, 2024
Loans receivable - a related party
Quleduo (a)	$771,200	$866,000
Due to a related party
Yucheng Hu (b)	$6,200	$-

a.	As of December 31, 2025, the balance due from Quleduo was comprised of loan principal of $756,100 and interest receivable of $15,100. As of December 31, 2024, the balance due from Quleduo was comprised of loan principal of $850,000 and interest receivable of $16,000.
b.	As of December 31, 2025, the balance due to Yucheng Hu represented advance to the related party for daily operation purpose. The balance would be settled Yucheng Hu reimbursed expenses with the Company.